Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 28,236	₩ 26,084
Transfer to 12 months expected credit loss	0	0
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	3,829	5,787
Disposal	(9,506)	(5,598)
Others	612	1,963
Ending balance	23,171	28,236
Financial assets at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	27,581	25,722
Transfer to 12 months expected credit loss	22	33
Transfer to other type of measurement, allowance	(193)	(60)
Provision (reversal)	3,480	8,403
Disposal	(9,019)	(5,340)
Others	622	(1,177)
Ending balance	22,493	27,581
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	655	362
Transfer to 12 months expected credit loss	(22)	(33)
Transfer to other type of measurement, allowance	193	60
Provision (reversal)	349	(2,616)
Disposal	(487)	(258)
Others	(10)	3,140
Ending balance	678	655
Securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	9,770	9,260
Transfer to 12 months expected credit loss	0	0
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	1,075	543
Disposal	0	0
Others	(359)	(33)
Ending balance	10,486	9,770
Securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	9,759	9,243
Transfer to 12 months expected credit loss	0	4,301
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	1,086	(3,752)
Disposal	0	0
Others	(359)	(33)
Ending balance	10,486	9,759
Securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	11	17
Transfer to 12 months expected credit loss	0	(4,301)
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	(11)	4,295
Disposal	0	0
Others	0	0
Ending balance	₩ 0	₩ 11